Revenue	6 Months Ended
Dec. 31, 2025
Revenue [Abstract]
Revenue
15.	Revenue

	December 31, 2024	December 31, 2025	December 31, 2025
	RM	RM	US$
Sales of goods – transfer at a point in time	11,171,023	10,993,757	2,710,492